Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Expenses
General and administrative (including stock-based compensation of $1,407,044, $1,151,092, $2,755,087, and $2,371,247, respectively)	$ (105,915)	$ (73,811)	$ (469,569)	$ (129,970)	$ (85,515)	$ (487,072)
Operating loss	(105,915)	(73,811)	(469,569)	(129,970)	(85,515)	(487,072)
Other (income) expense:
Change in fair value of warrant liabilities	183,282	(428,067)	(205,837)	2,992,573	(3,456,800)	6,699,398
Operating Expenses:
Other interest income	312	377	1,658	598	443	4,065
Income earned on marketable securities held in trust account	154,650		290,832			959,589
Net Loss	$ 232,329	$ (501,501)	$ (382,916)	$ 2,863,201	$ (3,541,872)	$ 7,175,980
Earnings (loss) per share:
Basic weighted average shares outstanding	4,176,952	14,490,000	4,176,952	14,490,000	14,490,000	13,133,764
Diluted weighted average shares outstanding	4,176,952	14,490,000	4,176,952	14,490,000	14,490,000	13,133,764
Basic net earnings (loss) per ordinary share	$ 0.06	$ (0.035)	$ (0.09)	$ 0.198	$ (0.244)	$ 0.546
Diluted net earnings (loss) per ordinary share	$ 0.06	$ (0.035)	$ (0.09)	$ 0.198	$ (0.244)	$ 0.546
Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 2,792,808	$ 7,009,542	$ 4,668,316	$ 7,740,979		$ 21,862,728	$ 1,112,195
Cost of revenues	2,993,631	6,120,638	4,944,157	6,927,960		19,803,739	1,383,100
Gross profit (loss)	(200,823)	888,904	(275,841)	813,019		2,058,989	(270,905)
Expenses
General and administrative (including stock-based compensation of $1,407,044, $1,151,092, $2,755,087, and $2,371,247, respectively)	2,115,704	1,706,247	4,603,722	3,419,978		9,230,789	14,879,597
Sales and marketing	103,541	77,489	223,708	163,141		426,728	704,724
Research and development	28,636	27,061	64,955	46,172		137,278	117,391
Total operating expenses	2,247,881	1,810,797	4,892,385	3,629,291		9,794,795	15,701,712
Operating loss	(2,448,704)	(921,893)	(5,168,226)	(2,816,272)		(7,735,806)	(15,972,617)
Operating Expenses:
Other income		(2)		(3)		(3)	(207,368)
Total other (income) expense		(2)		(3)		(3)	(207,368)
Loss before provision for income taxes	(2,448,704)	(921,891)	(5,168,226)	(2,816,269)		(7,735,803)	(15,765,249)
Provision for income taxes				800		2,400
Net Loss	$ (2,448,704)	$ (921,891)	$ (5,168,226)	$ (2,817,069)		$ (7,738,203)	$ (15,765,249)
Earnings (loss) per share:
Basic weighted average shares outstanding	126,287,952	121,855,571	126,287,952	121,855,571		122,747,555	118,503,131
Diluted weighted average shares outstanding	126,287,952	121,855,571	126,287,952	121,855,571		122,747,555	118,503,131
Basic net earnings (loss) per ordinary share	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.02)		$ (0.06)	$ (0.13)
Diluted net earnings (loss) per ordinary share	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.02)		$ (0.06)	$ (0.13)